Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies (Textual)
Percentage of convertible note	12.00%
Credit card holdback receivable	$ 165,853	$ 648,759
Allowances and reserves on accounts receivables	55,468	42,533
Advertising expense	5,049,494	5,158,003
Accounts receivable	262,015	263,661
Firstmet [Member]
Summary of Significant Accounting Policies (Textual)
Advertising expense	4,866,392	5,143,795
Grade [Member]
Summary of Significant Accounting Policies (Textual)
Advertising expense	$ 183,102	$ 14,208